Exhibit 99.1

Nelnet Student Loan Funding, LLC Nelnet Student Loan Trust 2007-1 Quarterly Servicing Report Quarterly Distribution Date: Collection Period Ending:	11/26/2007 10/31/2007

Table of Contents

			Page
I.	Principal Parties to the Transaction		2

II.	Explanations, Definitions, Abbreviations		2

III.	Deal Parameters		3
	A.	Student Loan Portfolio Characteristics
	B.	Notes
	C.	Reserve Fund
	D.	Other Fund Balances

IV.	Transactions for the Time Period		4

V.	Cash Receipts for the Time Period		5

VI.	Payment History and CPRs		5

VII.	Cash Payment Detail and Available Funds for the Time Period		6

VIII.	Waterfall for Distribution		7

IX.	Distributions		8
	A.	Distribution Amounts
	B.	Principal Distribution Amount Reconciliation
	C.	Additional Principal Paid
	D.	Reserve Fund Reconciliation
	E.	Note Balances

X.	Portfolio Characteristics		9

XI.	Portfolio Characteristics by School and Program		9

XII.	Servicer Totals		9

XIII.	Collateral Tables		10
	Distribution of the Student Loans by Geographic Location
	Distribution of the Student Loans by Guarantee Agency
	Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
	Distribution of the Student Loans by Borrower Payment Status
	Distribution of the Student Loans by Range of Principal Balance
	Distribution of the Student Loans by Number of Days Delinquent
	Distribution of the Student Loans by Interest Rate
	Distribution of the Student Loans by SAP Interest Rate Index
	Distribution of the Student Loans by Date of Disbursement

XIV.	Trigger Information		12

XV.	Interest Rates for Next Distribution Date		13

XVI.	Items to Note		13

I. Principal Parties to the Transaction

Issuing Entity	Nelnet Student Loan Trust 2007-1

Sponsor	Nelnet, Inc.

Depositor	Nelnet Student Loan Funding, LLC

Master Servicer	National Education Loan Network, Inc. (“NELN”)
Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach. The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicer	Nelnet, Inc.

Administrator	National Education Loan Network, Inc. (“NELN”)
On each monthly servicing payment date and on each distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank
Acts for the benefit of and to protect the interests of the noteholders and acts as paying agent for the notes. Also acts on behalf of the noteholders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee	M&T Trust Company of Delaware
Nelnet Student Loan Trust 2007-1 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Depositor and initial certificateholder, and M&T Trust Company of Delaware, as Delaware Trustee. The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware Trustee receives an annual fee and will continue to do so for the life of this trust.

Broker-Dealers	Deutsche Bank Securities Inc.
J.P. Morgan Securities Inc.
SunTrust Capital Markets, Inc.
Nelnet Capital, LLC
Citigroup Global Markets Inc.
Investors and potential investors submit orders through the Broker-Dealers as to the principal amount of auction rate notes they wish to buy, hold or sell. The Broker-Dealers submit their clients’ orders to the Auction Agent. The Broker-Dealers are compensated on each auction rate distribution date for the performance of these services.

Auction Agent	Deutsche Bank Trust Company Americas
Processes all orders submitted by the Broker-Dealers and determines the interest rate for the upcoming interest period for each series of auction rate notes. The Auction Agent is compensated annually for the performance of these services.
II. Explanations / Definitions / Abbreviations

Cash Flows	During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under “Principal Parties”, above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

Record Date	With respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR	Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall	Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the beginning adjusted pool balance for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or sent aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio	Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/ Note Pool Factor	Represents the remaining portion of the original debt (aggregate basis/tranche basis).

III. Deal Parameters

A. Student Loan Portfolio Characteristics	4/30/2007	Activity	10/31/2007
i. Portfolio Principal Balance	$2,357,063,438.01	$(108,029,705.08)	$2,249,033,732.93
ii. Interest Expected to be Capitalized	12,966,935.30		17,318,955.16
iii. Moneys on deposit in the Prefunding Account of the Acquisition Fund (after the effect of distributions)	15,000,000.00		23,230,958.27

iv. Pool Balance (i + ii + iii + Capitalized Interest Fund)	$2,415,430,373.31		$2,304,783,646.36

v. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance)	$2,421,468,949.24		$2,310,545,605.48

vi. Other Accrued Interest	$10,140,430.52		$11,223,275.35
vii. Weighted Average Coupon (WAC)	5.721%		5.719%
viii. Weighted Average Remaining Months to Maturity (WARM)	248.13		247.72
ix. Number of Loans	243,398		223,024
x. Number of Borrowers	130,371		121,379
xi. Average Borrower Indebtedness	18,079.66		18,529.02
xii. Portfolio Yield ((Trust Income — Trust Expenses) / (Student Loans + Cash))	N/A		0.9711%

B. Notes	CUSIP	Spread	Coupon Rate	5/22/2007%		Interest Due	11/26/2007%
i. Class A-1 Notes	64032E AA5	0.01%	5.37982%	$1,088,000,000.00	44.64%	$30,566,946.56	$981,738,404.97	42.11%
ii. Class A-2 Notes	64032E AB3	0.05%	5.41982%	387,000,000.00	15.88%	10,953,454.50	387,000,000.00	16.60%
iii. Class A-3 Notes	64032E AC1	0.07%	5.43982%	383,000,000.00	15.71%	10,880,244.85	383,000,000.00	16.43%
iv. Class A-4 Notes	64032E AD9	0.11%	5.47982%	506,375,000.00	20.77%	14,490,852.36	506,375,000.00	21.72%
v. Class B-1 Notes	64032E AH0	0.15%	5.51982%	43,500,000.00	1.78%	1,253,919.26	43,500,000.00	1.87%
vi. Class B-2 Notes	64032E AJ6	Auction	5.80000%	29,625,000.00	1.22%	—	29,625,000.00	1.27%

vii. Total Notes				$2,437,500,000.00	100.00%	$68,145,417.53	$2,331,238,404.97	100.00%

LIBOR Rate Notes:		Auction Rate Notes:		Collection Period:		Record Date	11/25/2007
LIBOR Rate for Accrual Period	5.36500%	First Date in Accrual Period	—	First Date in Collection Period	5/1/2007	Distribution Date	11/26/2007
First Date in Accrual Period	5/22/2007	Last Date in Accrual Period	—	First Date Funds are Active	5/22/2007
Last Date in Accrual Period	11/25/2007	Days in Accrual Period	—	Last Date in Collection Period	10/31/2007
Days in Accrual Period	188

C. Reserve Fund	4/30/2007	10/31/2007
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$6,038,575.93	$5,761,959.12
iii. Reserve Fund Floor Balance	$3,623,145.56	$3,623,145.56
iv. Reserve Fund Balance after Distribution Date	$6,038,575.93	$5,761,959.12

D. Other Fund Balances	4/30/2007	10/31/2007
i. Collection Fund*	$100.00	$181,069,316.36
ii. Capitalized Interest Fund (after the effects of distributions)	$30,400,000.00	$15,200,000.00
iii. Acquisition Fund (includes Prefunding Account and Cost of Issuance Account) — (after the effects of distributions)	$16,010,545.00	$23,386,228.62
iv. Department Rebate Fund	$—	$—
(* For further information regarding Fund detail, see Section VII — R, “Collection Fund Reconciliation”.)

Total Fund Balances	$52,449,220.93	$225,417,504.10

IV. Transactions for the Time Period                    05/01/2007 — 10/31/2007

A.	Student Loan Principal Collection Activity
	i.	Regular Principal Collections		$32,640,300.29
	ii.	Principal Collections from Guarantor		15,003,904.08
	iii.	Principal Repurchases/Reimbursements by Servicer		—
	iv.	Principal Repurchases/Reimbursements by Seller		—
	v.	Paydown due to Loan Consolidation		87,998,692.77
	vi.	Principal Write-Offs Reimbursed to the Trust		10,713.80
	vii.	Other System Adjustments		241,269.18

	viii.	Total Principal Collections		$135,894,880.12

B.	Student Loan Non-Cash Principal Activity
	i.	Principal Realized Losses - Claim Write-Offs		$391.44
	ii.	Principal Realized Losses - Other		—
	iii.	Other Adjustments		—
	iv.	Capitalized Interest		(21,660,856.14)

	v.	Total Non-Cash Principal Activity		$(21,660,464.70)

C.	Student Loan Principal Additions
	i.	New Loan Additions		$—
	ii.	Add-On Consolidation Loan Additions		(6,204,710.34)

	iii.	Total Principal Additions		$(6,204,710.34)

D.	Total Student Loan Principal Activity (Aviii + Bv + Ciii)			$108,029,705.08

E.	Student Loan Interest Activity
	i.	Regular Interest Collections		$30,128,174.55
	ii.	Interest Claims Received from Guarantors		645,336.11
	iii.	Late Fees & Other		298,063.23
	iv.	Interest Repurchases/Reimbursements by Servicer		300.39
	v.	Interest Repurchases/Reimbursements by Seller		—
	vi.	Interest due to Loan Consolidation		1,036,534.79
	vii.	Interest Write-Offs Reimbursed to the Trust		1,599.33
	viii.	Other System Adjustments		1,235.60
	ix.	Special Allowance Payments		21,901,377.20
	x.	Interest Benefit Payments		5,708,293.75

	xi.	Total Interest Collections		$59,720,914.95

F.	Student Loan Non-Cash Interest Activity
	i.	Interest Losses - Claim Write-offs		$105,777.31
	ii.	Interest Losses - Other		—
	iii.	Other Adjustments		—
	iv.	Capitalized Interest		21,660,856.14

	v.	Total Non-Cash Interest Adjustments		$21,766,633.45

G.	Student Loan Interest Additions
	i.	New Loan Additions		$—
	ii.	Add-On Consolidation Loan Additions		—

	iii.	Total Interest Additions		$—

H.	Total Student Loan Interest Activity (Exi + Fv + Giii)			$81,487,548.40

I.	Defaults Paid this Quarter (Aii + Eii)			$15,649,240.19

J.	Cumulative Defaults Paid to Date			$15,649,240.19

K.	Interest Expected to be Capitalized
	Interest Expected to be Capitalized — Beginning (III-A-ii)		4/30/2007	$12,966,935.30
	Interest Capitalized into Principal During Collection Period (IV-B-iv)			(21,660,856.14)
	Change in Interest Expected to be Capitalized			26,012,876.00

	Interest Expected to be Capitalized — Ending (III-A-ii)		10/31/2007	$17,318,955.16

V. Cash Receipts for the Time Period                    05/01/2007 — 10/31/2007

A.	Principal Collections
	i.	Principal Payments Received - Cash	$47,896,187.35
	ii.	Principal Received from Loans Consolidated	87,998,692.77
	iii.	Principal Payments Received - Servicer Repurchases/Reimbursements	—
	iv.	Principal Payments Received - Seller Repurchases/Reimbursements	—

	v.	Total Principal Collections	$135,894,880.12

B.	Interest Collections
	i.	Interest Payments Received - Cash	$30,776,345.59
	ii.	Interest Received from Loans Consolidated	1,036,534.79
	iii.	Interest Payments Received - Special Allowance and Interest Benefit Payments	27,609,670.95
	iv.	Interest Payments Received - Servicer Repurchases/Reimbursements	300.39
	v.	Interest Payments Received - Seller Repurchases/Reimbursements	—
	vi.	Late Fees & Other	298,063.23

	vii.	Total Interest Collections	$59,720,914.95

C.	Other Reimbursements		$77,598.34

D.	Investment Earnings
	i.	Collection Fund	$97,030.69
	ii.	Reserve Fund	—
	iii.	Capitalized Interest Fund	—
	iv.	Department Rebate Fund	80.96
	v.	Acquisition Fund (includes Prefunding and Cost of Issuance Accounts)	10,564.60

	vi.	Total Investment Income	$107,676.25

E.	Total Cash Receipts during Collection Period		$195,801,069.66

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
11/26/2007	$2,310,545,605.48	9.570%	9.570%	$120,297,266

VII. Cash Payment Detail and Available Funds for the Time Period                    05/01/2007 — 10/31/2007

Funds Previously Remitted: Collection Account

A.	Servicing Fees			$5,519,786.74

B.	Trustee Fees			$—

C.	Delaware Trustee Fees			$—

D.	Broker-Dealer Fees			$14,401.05

E.	Auction Agent Fees			$—

F.	Administration Fees			$—

G.	Interest Payments on LIBOR Rate Notes			$—

H.	Interest Payments on Auction Rate Notes			$656,691.45

I.	Unpaid Interest Accrued to Depositor			$—

J.	Principal Payments on Notes			$—

K.	Department Rebate Fund			$28,089.36

L.	Consolidation Loan Rebate Fees			$9,212,066.56

M.	Add-On Consolidation Loan Purchases	Principal	Interest
		$—	$—	$—

Funds Previously Remitted: Acquisition Fund

N.	New Loan Purchases	Principal	Interest
		$2,357,063,438.01	$23,107,438.40	$2,380,170,876.41

Funds Previously Remitted: Acquisition Fund — Prefunding Account

O.	New Loan Purchases	Principal	Interest
		$—	$—	$—

P.	Add-on Consols	Principal	Interest
		$6,297,951.82	$—	$6,297,951.82

Funds Previously Remitted: Acquisition Fund — Cost of Issuance Account

Q.	Cost of Issuance Disbursements			$855,274.65

R.	Collection Fund Reconciliation
	i.	Beginning Balance:	4/30/2007	$100.00
	ii.	Principal Paid During Collection Period (J)		0.00
	iii.	Interest Paid During Collection Period (G+H)		(656,691.45)
	iv.	Deposits During Collection Period (V – A-v + B-vii + C)		195,693,393.41
	v.	Payments out During Collection Period (A+B+C+D+E+F+I+K+L+M)		(14,774,343.71)
	vi.	Total Investment Income Received for Quarter (V – D-vi)		107,676.25
	vii.	Funds transferred from Cost of Issuance Account (05/26/08 Distribution Date)		0.00
	viii.	Funds transferred from Prefunding Account (Prefunding Period ends 05/22/08)		0.00
	ix.	Funds transferred from Capitalized Interest Fund		671,092.50
	x.	Funds transferred from Department Rebate Fund		28,089.36
	xi.	Consolidation Rebate Fees Due for the Month		(1,810,999.17)
	xii.	Funds Available for Distribution		$179,258,317.19

VIII. Waterfall for Distribution

					Remaining
					Funds Balance
A.	Total Available Funds for Distribution (VII-R-xii)			$179,258,317.19		$179,258,317.19
B.	to pay to the Master Servicer, the Trustee, the Delaware Trustee and, if such Quarterly Distribution Date is also an Auction Rate Distribution Date, the Broker-Dealers and the Auction Agent, pro rata, based on amounts owed to each such party, without preference or priority of any kind,
	the Servicing Fee — Current Month			$1,007,602.30		$178,250,714.89
	the Trustee Fee — Current Quarter			$88,094.51		$178,162,620.38
	the Delaware Trustee Fee — Current Year			$2,500.00		$178,160,120.38
	the Broker-Dealer Fees — Current Auction Period			$—		$178,160,120.38
	and the Auction Agent Fee — Current Year (reimbursement to NELN)			$1,481.25		$178,158,639.13
	respectively, due on such Quarterly Distribution Date, in each case, together with such fees remaining unpaid from prior Distribution Dates (and, in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);
C.	to pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Quarter and all unpaid Administration Fees from prior Quarterly Distribution Dates;		$ $	2,118,669.85 —	$ $	176,039,969.28 176,039,969.28
D.	(A) to pay to the Class A Noteholders of each Class of the Class A Notes, the portion of the Class A Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date
	i.	Class A-1		$30,566,946.56		$145,473,022.72
	ii.	Class A-2		$10,953,454.50		$134,519,568.22
	iii.	Class A-3		$10,880,244.85		$123,639,323.37
	iv.	Class A-4		$14,490,852.36		$109,148,471.01

	v.	Total Class A Noteholders’ Interest Distribution		$66,891,498.27
	and (B) to the Counterparty, any Issuer Derivative Payments owed to such Counterparty on such Quarterly Distribution Date (excluding Termination Payments other than Priority Termination Payments), pro rata, based on amounts owed to each such party, without preference or priority of any kind;			$—		$109,148,471.01
E.	(A) to pay to the Class B Noteholders of such Class of the Class B Notes for which such date is a Distribution Date, the portion of the Class B Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date,			$1,253,919.26		$107,894,551.75
	and (B) to retain in the Collection Fund for the Class B-2 Notes, if such date is not an Auction Rate Distribution Date for the Class B-2 Notes, the amount of the Class B-2 Noteholders’ Interest Distribution Amount that has accrued to such Quarterly Distribution Date, pro rata, based on amounts owed to each such party, without preference or priority of any kind; and			$95,460.21		$107,799,091.54
F.	to the Depositor, an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;			$1,500,000.00		$106,299,091.54
G.	to retain in the Collection Fund the amounts estimated to be payable on each Auction Rate Distribution Date that occurs prior to the next Quarterly Distribution Date (in each case to be distributed on each Auction Rate Distribution Date)
	i.	the Broker-Dealer Fees and the Auction Agent Fee, respectively, due on any such Auction Rate Distribution Date; and		$8,640.63		$106,290,450.91
	ii.	the Class B-2 Noteholders’ Interest Distribution Amount estimated to be payable on any such Auction Rate Distribution Date (less the amount, if any, retained pursuant to section E(B) above)		$305,472.69		$105,984,978.22
H.	to the Class A Noteholders, the Class A Principal Distribution Amount in the following order:
	i.	to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;		$105,984,978.22		$—
	ii.	to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;		$—		$—
	iii.	to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full; and		$—		$—
	iv.	to pay to the Class A-4 Noteholders until the Class A-4 Notes have been paid in full;		$—		$—

	v.	Total Class A Noteholders’ Principal Distribution		$105,984,978.22
I.	on and after the Stepdown Date, and provided that no Trigger Event is in effect on such Quarterly Distribution Date, to the Class B Noteholders, the Class B Principal Distribution Amount in the following order:
	i.	to pay to the Class B-1 Noteholders until the Class B-1 Notes have been paid in full; and		$—		$—
	ii.	to pay to the Class B-2 Noteholders until the Class B-2 Notes have been paid in full;		$—		$—
J.	to deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;			$—		$—
K.	to pay to the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fees, if any;			$—		$—
L.	to pay, or allocate to, the Class B-2 Noteholders, any accrued and unpaid Auction Rate Carry-Over Amounts for such Class then due and payable;			$—		$—
M.	to pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative Product;			$—		$—
N.	in the event the Financed Eligible Loans are not sold pursuant to the optional purchase or mandatory auction provisions, to pay as an accelerated payment of principal balance of the Notes then Outstanding, to the Noteholders in the same order and priority as set forth in sections H(i-iv) and I(i-ii) above until the principal amount of the Notes is paid in full;
	i.	Class A-1		$—		$—
	ii.	Class A-2		$—		$—
	iii.	Class A-3		$—		$—
	iv.	Class A-4		$—		$—
	v.	Class B-1		$—		$—
	vi.	Class B-2		$—		$—
O.	and subject to the remaining provisions of this Section, to pay to the Issuer any remaining Available Funds.			$—		$—

IX. Distributions

A.
Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class A-4	Class B-1	Class B-2
i. Quarterly Interest Due	$68,145,417.53	$30,566,946.56	$10,953,454.50	$10,880,244.85	$14,490,852.36	$1,253,919.26	$—
ii. Quarterly Interest Paid	68,145,417.53	30,566,946.56	10,953,454.50	10,880,244.85	14,490,852.36	1,253,919.26	—

iii. Interest Shortfall	$—	$—	$—	$—	$—	$—	$—

iv. Interest Carryover Due	$—	$—	$—	$—	$—	$—	$—
v. Interest Carryover Paid	—	—	—	—	—	—	—

vi. Interest Carryover	$—	$—	$—	$—	$—	$—	$—

vii. Quarterly Principal Paid	$106,261,595.03	$106,261,595.03	$—	$—	$—	$—	$—

viii. Total Distribution Amount	$174,407,012.56	$136,828,541.59	$10,953,454.50	$10,880,244.85	$14,490,852.36	$1,253,919.26	$—

B.
Principal Distribution Amount Reconciliation
i. Aggregate Outstanding Amount of Notes as of	4/30/2007	$2,437,500,000.00
ii. Adjusted Pool Balance as of	10/31/2007	2,310,545,605.48

iii. Excess		$126,954,394.52
iv. Principal Shortfall for preceding Distribution Date		—
v. Amount Due on a Note Final Maturity Date		—

vi. Total Principal Distribution Amount as defined by Indenture		$126,954,394.52
vii. Actual Principal Distribution Amount based on amounts in Collection Fund		(105,984,978.22)

viii. Principal Distribution Amount Shortfall		$20,969,416.30
ix. Senior Noteholders’ Principal Distribution Amount		$105,984,978.22

Principal Distribution from Reserve Fund Excess (D-v)		$276,616.81

Total Principal Distribution Amount Paid		$106,261,595.03

C.
Additional Principal Paid
i. Notes Outstanding Principal Balance		$2,437,500,000.00
ii. Less: Principal Distribution Amount		(106,261,595.03)

iii. Basis for Parity Calculation	11/26/2007	$2,331,238,404.97

iv. Adjusted Pool Balance
Student Loan Principal Balance		$2,249,033,732.93
Interest Expected to be Capitalized		17,318,955.16
Reserve Fund Balance		5,761,959.12
Capitalized Interest Fund Balance		15,200,000.00
Prefunding Account Balance		23,230,958.27
v. Other Accrued Interest		11,223,275.35
vi. October Consolidation Redisclosures funded in November		93,241.48

vii.Total Assets for Parity Ratio	10/31/2007	$2,321,862,122.31

viii. Parity %		99.60	%*
Apply Excess Reserve to Unpaid Principal of Notes		Yes
*The above parity is calculated on a cash basis. Parity calculated on an accrual basis is 99.784%, which includes SAP and government interest income accruals.

D.
Reserve Fund Reconciliation
i. Beginning of Period Balance	4/30/2007	$6,038,575.93
ii. Amounts, if any, necessary to reinstate the balance (VIII — J)		—

iii. Total Reserve Fund Balance Available		$6,038,575.93
iv. Required Reserve Fund Balance		5,761,959.12

v. Excess Reserve — Apply to Unpaid Principal		$276,616.81
vi. Ending Reserve Fund Balance		$5,761,959.12

E.
Note Balances	5/22/2007	Paydown Factors	11/26/2007
i. Total Note Factor	1.0000000000	0.0435945005	0.9564054995

ii. A-1 Note Balance	$1,088,000,000.00		$981,738,404.97
A-1 Note Pool Factor	1.0000000000	0.0976669072	0.9023330928

iii. A-2 Note Balance	$387,000,000.00		$387,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$383,000,000.00		$383,000,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. A-4 Note Balance	$506,375,000.00		$506,375,000.00
A-4 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

vi. B-1 Note Balance	$43,500,000.00		$43,500,000.00
B-1 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

vii. B-2 Note Balance	$29,625,000.00		$29,625,000.00
B-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	4/30/2007	10/31/2007	4/30/2007	10/31/2007	4/30/2007	10/31/2007	4/30/2007	10/31/2007	4/30/2007	10/31/2007
Interim:
In School
Subsidized Loans	6.628%	6.659%	350	1,259	173	153	$1,014,345.02	$3,003,601.16	0.04%	0.13%
Unsubsidized Loans	6.642%	6.666%	245	718	173	153	$715,488.01	$1,887,008.22	0.03%	0.08%
Grace
Subsidized Loans	6.594%	6.664%	9,859	572	122	123	$24,578,759.45	$1,396,819.43	1.04%	0.06%
Unsubsidized Loans	6.600%	6.663%	6,013	356	123	123	$16,574,546.34	$1,004,916.45	0.70%	0.04%

Total Interim	6.598%	6.663%	16,467	2,905	124	143	$42,883,138.82	$7,292,345.26	1.82%	0.32%

Repayment
Active
0-30 Days Delinquent	5.713%	5.674%	119,946	115,245	238	237	$1,246,833,398.58	$1,225,562,716.83	52.90%	54.49%
31-60 Days Delinquent	6.165%	6.215%	12,731	6,964	233	237	$110,732,589.99	$66,633,056.88	4.70%	2.96%
61-90 Days Delinquent	6.016%	6.265%	4,975	4,662	229	219	$40,631,447.57	$32,902,177.52	1.72%	1.46%
91-120 Days Delinquent	6.194%	6.357%	5,260	4,189	225	203	$36,315,016.70	$24,080,849.20	1.54%	1.07%
121-150 Days Delinquent	6.542%	6.195%	3,661	2,184	163	207	$13,058,183.23	$13,398,100.52	0.55%	0.60%
151-180 Days Delinquent	6.696%	6.503%	1,644	2,241	151	203	$5,142,513.28	$13,825,969.39	0.22%	0.61%
181-210 Days Delinquent	6.667%	6.639%	973	2,663	139	208	$2,704,388.74	$17,111,077.10	0.11%	0.76%
211-240 Days Delinquent	6.665%	6.442%	785	2,690	120	208	$1,920,261.89	$17,833,600.38	0.08%	0.79%
241-270 Days Delinquent	6.884%	6.382%	1,018	1,725	115	196	$2,173,032.17	$10,256,634.42	0.09%	0.46%
271-300 Days Delinquent	6.911%	6.177%	886	768	114	206	$1,822,185.37	$4,936,886.94	0.08%	0.22%
>300 Days Delinquent	6.731%	7.220%	142	1	117	108	$329,660.51	$2,000.00	0.01%	0.00%

Deferment
Subsidized Loans	5.207%	5.440%	25,341	26,165	268	266	$235,008,280.36	$240,139,143.52	9.97%	10.68%
Unsubsidized Loans	5.102%	5.341%	20,180	20,675	291	288	$242,267,892.78	$242,136,598.19	10.28%	10.77%

Forbearance
Subsidized Loans	6.080%	5.948%	15,501	14,477	265	262	$177,453,132.88	$153,156,866.59	7.53%	6.81%
Unsubsidized Loans	6.109%	5.950%	13,627	12,242	281	278	$196,180,256.02	$166,416,607.52	8.32%	7.40%

Total Repayment	5.705%	5.711%	226,670	216,891	250	248	$2,312,572,240.07	$2,228,392,285.00	98.11%	99.08%

Claims In Process	5.418%	6.613%	261	3,228	224	179	$1,608,059.12	$13,349,102.67	0.07%	0.59%
Aged Claims Rejected	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%

Grand Total	5.721%	5.719%	243,398	223,024	248	248	$2,357,063,438.01	$2,249,033,732.93	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of                    10/31/2007

Loan Type	WAC	WARM	Number of Loans	Principal Amount	%
Stafford — Subsidized	7.150%	115	51,086	$112,602,048.44	5.01%
Stafford — Unsubsidized	7.120%	116	30,394	$80,901,783.58	3.60%
PLUS Loans	8.038%	99	1,300	$6,027,802.76	0.27%
SLS Loans	0.000%	0	0	$0.00	0.00%
Consolidation Loans	5.578%	261	140,244	$2,049,502,098.15	91.13%

Total	5.719%	248	223,024	$2,249,033,732.93	100.00%

School Type
Consolidation Uncoded*	5.575%	261	140,011	$2,046,404,911.60	90.99%
Four Year Institution	7.188%	119	23,176	$68,089,896.82	3.03%
Community/2-Year	7.100%	119	37,195	$79,927,583.01	3.55%
Vocational/Trade	7.264%	111	22,281	$52,794,544.71	2.35%
Unknown	7.738%	133	361	$1,816,796.79	0.08%

Total	5.719%	248	223,024	$2,249,033,732.93	100.00%
*Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.

XII. Servicer Totals	10/31/2007
$2,249,033,732.93	Nelnet, Inc.

XIII. Collateral Tables as of                    10/31/2007

Distribution of the Student Loans by Geographic Location *
Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	1,436	$18,690,603.83	0.83%
Alaska	417	$5,045,451.46	0.22%
Alberta, Canada	11	$186,640.19	0.01%
American Samoa	14	$157,967.00	0.01%
Arizona	1,212	$11,652,386.56	0.52%
Arkansas	727	$9,555,503.58	0.43%
Armed Forces Atlantic	3	$39,133.79	0.00%
Armed Forces Europe	97	$702,014.99	0.03%
Armed Forces Pacific	54	$431,965.15	0.02%
British Columbia, Canada	10	$88,961.06	0.00%
California	18,188	$202,503,980.44	9.00%
Colorado	12,035	$128,496,031.45	5.71%
Connecticut	1,465	$16,820,249.31	0.75%
Delaware	201	$2,457,768.19	0.11%
District Of Columbia	426	$6,333,224.85	0.28%
Florida	35,567	$267,008,195.97	11.87%
Foreign Country	54	$255,472.55	0.01%
Georgia	12,821	$95,747,001.24	4.26%
Guam	133	$2,003,137.00	0.09%
Hawaii	1,427	$11,540,461.40	0.51%
Idaho	514	$6,877,516.49	0.31%
Illinois	6,001	$74,735,140.92	3.32%
Indiana	8,764	$73,209,998.44	3.26%
Iowa	1,632	$17,265,510.33	0.77%
Kansas	2,809	$30,327,580.13	1.35%
Kentucky	2,104	$24,279,174.20	1.08%
Louisiana	1,840	$25,455,043.44	1.13%
Maine	2,749	$28,869,117.02	1.28%
Maryland	2,275	$26,774,183.38	1.19%
Massachusetts	4,710	$41,952,196.76	1.87%
Michigan	9,842	$121,108,459.49	5.39%
Minnesota	2,431	$30,481,546.44	1.36%
Mississippi	447	$5,391,153.07	0.24%
Missouri	3,525	$42,927,972.58	1.91%
Montana	277	$3,793,598.46	0.17%
Nebraska	5,651	$67,214,127.35	2.99%
Nevada	1,291	$17,681,501.12	0.79%
New Hampshire	597	$6,636,856.07	0.30%
New Jersey	3,934	$34,277,002.72	1.52%
New Mexico	696	$8,623,562.31	0.38%
New York	23,119	$181,380,952.13	8.07%
North Carolina	2,109	$26,443,285.27	1.18%
North Dakota	197	$2,361,956.71	0.11%
Northern Mariana Islands	4	$53,425.34	0.00%
Nova Scotia, Canada	2	$14,741.95	0.00%
Ohio	3,968	$54,423,771.64	2.42%
Oklahoma	4,569	$39,689,692.90	1.77%
Ontario, Canada	9	$187,041.46	0.01%
Oregon	1,926	$24,933,554.26	1.11%
Pennsylvania	7,392	$54,308,845.49	2.42%
Puerto Rico	299	$4,275,917.49	0.19%
Rhode Island	2,824	$24,314,501.49	1.08%
South Carolina	1,093	$12,173,002.88	0.54%
South Dakota	318	$4,190,787.85	0.19%
Tennessee	1,413	$17,870,583.09	0.80%
Texas	15,144	$207,838,018.21	9.24%
Unknown	167	$2,516,957.62	0.11%
Utah	1,934	$24,475,459.64	1.09%
Vermont	164	$1,800,150.22	0.08%
Virgin Islands	40	$577,455.52	0.03%
Virginia	3,131	$38,254,098.35	1.70%
Washington	2,278	$27,681,239.32	1.23%
West Virginia	271	$3,794,120.55	0.17%
Wisconsin	1,999	$24,183,328.75	1.08%
Wyoming	267	$3,693,454.07	0.16%

Total	223,024	$2,249,033,732.93	100.00%
*Based on billing addresses of borrowers shown on servicer’s records.

Distribution of the Student Loans by Guarantee Agency
Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
COAC	110,186	$1,572,117,510.33	69.90%
NSLP	19,375	$235,463,615.54	10.47%
CSAC	17,359	$109,886,562.96	4.89%
RIHEAA	7,115	$71,923,096.25	3.20%
TGSLC	4,407	$47,938,317.53	2.13%
ASA	5,528	$43,289,184.40	1.93%
OSFA	16,762	$40,316,497.82	1.79%
SHESC	12,493	$35,434,803.75	1.58%
ECMC	2,600	$24,146,871.76	1.07%
USAF	7,669	$21,527,932.99	0.96%
NJOSA	5,738	$14,729,938.54	0.66%
GHEAC	4,786	$10,636,141.66	0.47%
OGSLP	2,075	$3,969,874.73	0.18%
MGA	1,463	$2,991,768.86	0.13%
MSLP	915	$2,869,352.36	0.13%
PHEAA	1,421	$2,483,625.34	0.11%
ISAC	763	$2,370,895.92	0.11%
NELA	678	$1,929,590.44	0.09%
FAME	790	$1,910,775.09	0.09%
CSLF	32	$948,366.01	0.04%
KHEAA	369	$915,688.51	0.04%
ICSAC	269	$578,673.57	0.03%
GLHEC	91	$194,307.19	0.01%
UHEAA	68	$167,624.18	0.01%
LOSFA	24	$153,711.62	0.01%
SLGFA	27	$90,519.33	0.00%
EAC	15	$27,395.03	0.00%
TSAC	6	$21,091.22	0.00%

Total	223,024	$2,249,033,732.93	100.00%

Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity
Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	969	$933,490.01	0.04%
24 to 35	1,003	$1,323,597.28	0.06%
36 to 47	1,060	$1,888,214.47	0.08%
48 to 59	1,075	$2,150,445.53	0.10%
60 to 71	1,320	$3,553,021.16	0.16%
72 to 83	3,275	$9,699,885.31	0.43%
84 to 95	3,812	$10,456,942.15	0.47%
96 to 107	13,049	$32,840,562.49	1.46%
108 to 119	34,892	$88,301,491.50	3.93%
120 to 131	15,640	$46,244,569.32	2.06%
132 to 143	16,173	$76,386,097.25	3.40%
144 to 155	5,834	$23,380,692.44	1.04%
156 to 167	4,738	$28,981,361.31	1.29%
168 to 179	33,388	$276,585,657.11	12.30%
180 to 191	8,358	$66,480,977.16	2.96%
192 to 203	4,629	$42,436,646.57	1.89%
204 to 215	2,033	$18,321,248.39	0.82%
216 to 227	2,535	$32,178,656.01	1.43%
228 to 239	28,531	$410,371,408.93	18.25%
240 to 251	9,008	$125,873,652.74	5.60%
252 to 263	2,822	$39,555,378.92	1.76%
264 to 275	1,186	$16,900,750.40	0.75%
276 to 287	1,061	$19,675,096.55	0.88%
288 to 299	9,568	$233,002,094.63	10.36%
300 to 311	4,494	$104,757,746.78	4.66%
312 to 323	1,186	$31,267,844.34	1.39%
324 to 335	390	$10,559,422.52	0.47%
336 to 347	480	$16,936,181.34	0.75%
348 to 360	5,833	$266,753,549.00	11.86%
361 and Greater	4,682	$211,237,051.32	9.39%

Total	223,024	$2,249,033,732.93	100.00%

XIII. Collateral Tables as of           10/31/2007           (continued from previous page)

Distribution of the Student Loans by Borrower Payment Status
Payment Status	Number of Loans	Principal Balance	Percent by Principal
Repayment:
Year 1	153,664	$1,851,214,292.12	82.31%
Year 2	30,471	$134,830,832.85	6.00%
Year 3	4,691	$18,133,846.77	0.81%
Year 4 or Greater	34,198	$244,854,761.19	10.89%

Total	223,024	$2,249,033,732.93	100.00%

Distribution of the Student Loans by Range of Principal Balance
Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	6,148	$1,798,111.27	0.08%
$500.00 to $999.99	10,409	$7,971,330.86	0.35%
$1,000.00 to $1,999.99	26,486	$39,192,861.02	1.74%
$2,000.00 to $2,999.99	30,954	$78,221,718.72	3.48%
$3,000.00 to $3,999.99	16,036	$55,980,185.53	2.49%
$4,000.00 to $5,999.99	25,637	$126,228,258.94	5.61%
$6,000.00 to $7,999.99	16,148	$112,424,776.77	5.00%
$8,000.00 to $9,999.99	15,487	$138,234,618.20	6.15%
$10,000.00 to $14,999.99	27,184	$333,545,820.26	14.83%
$15,000.00 to $19,999.99	18,372	$316,798,085.43	14.09%
$20,000.00 to $24,999.99	11,200	$250,054,026.79	11.12%
$25,000.00 to $29,999.99	6,018	$163,855,479.83	7.29%
$30,000.00 to $34,999.99	3,834	$124,204,678.33	5.52%
$35,000.00 to $39,999.99	2,416	$90,312,915.63	4.02%
$40,000.00 to $44,999.99	1,677	$70,996,621.23	3.16%
$45,000.00 to $49,999.99	1,133	$53,654,025.87	2.39%
$50,000.00 to $54,999.99	856	$44,767,600.23	1.99%
$55,000.00 to $59,999.99	632	$36,264,727.23	1.61%
$60,000.00 to $64,999.99	485	$30,259,114.20	1.35%
$65,000.00 to $69,999.99	427	$28,740,546.35	1.28%
$70,000.00 to $74,999.99	262	$18,951,003.27	0.84%
$75,000.00 to $79,999.99	208	$16,096,846.21	0.72%
$80,000.00 to $84,999.99	152	$12,536,115.68	0.56%
$85,000.00 to $89,999.99	157	$13,732,637.28	0.61%
$90,000.00 and Greater	706	$84,211,627.80	3.74%

Total	223,024	$2,249,033,732.93	100.00%

Distribution of the Student Loans by Number of Days Delinquent
Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	191,628	$2,033,576,932.67	90.42%
31 to 60	7,032	$67,533,809.44	3.00%
61 to 90	4,692	$33,300,001.00	1.48%
91 to 120	4,199	$24,316,926.39	1.08%
121 and Greater	15,473	$90,306,063.43	4.02%

Total	223,024	$2,249,033,732.93	100.00%

Distribution of the Student Loans by Interest Rate
Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	1,182	$14,076,198.36	0.63%
3.00% to 3.49%	3,108	$68,932,544.32	3.07%
3.50% to 3.99%	9,757	$154,528,281.36	6.87%
4.00% to 4.49%	7,788	$134,755,867.61	5.99%
4.50% to 4.99%	40,208	$539,529,458.52	23.99%
5.00% to 5.49%	18,511	$255,499,022.02	11.36%
5.50% to 5.99%	5,478	$107,092,872.96	4.76%
6.00% to 6.49%	5,837	$107,878,960.59	4.80%
6.50% to 6.99%	33,677	$232,120,994.77	10.32%
7.00% to 7.49%	78,890	$426,707,793.56	18.97%
7.50% to 7.99%	3,818	$69,817,409.49	3.10%
8.00% to 8.49%	14,067	$126,894,045.96	5.64%
8.50% to 8.99%	51	$205,258.35	0.01%
9.00% or greater	652	$10,995,025.06	0.49%

Total	223,024	$2,249,033,732.93	100.00%

Distribution of the Student Loans by SAP Interest Rate Index
SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	208,926	$2,192,872,248.83	97.50%
91 Day T-Bill Index	14,098	$56,161,484.10	2.50%

Total	223,024	$2,249,033,732.93	100.00%

Distribution of the Student Loans by Date of Disbursement
Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	221,438	$2,241,797,575.18	99.68%
Pre-October, 1993	1,586	$7,236,157.75	0.32%

Total	223,024	$2,249,033,732.93	100.00%

XIV. Trigger Information

A. The Depositor or its assignee shall have the option to purchase all of the Financed Eligible Loans on the earlier of (a) the August 2025 Quarterly Distribution Date and (b) the date that is the tenth (10th) business day preceding the Quarterly Distribution Date next succeeding the last day of the Collection Period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the August 2025 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	95.42%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this distribution date?		No

B. If the Depositor, or any assignee, does not exercise its option to purchase Financed Eligible Loans pursuant to “A” (above), the Trustee shall, promptly after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date.

1. Has the Depositor or its assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No

C. If the current Quarterly Distribution Date is on and after the Stepdown Date and provided no Trigger Event is in effect on such Quarterly Distribution Date, then a Principal Distribution amount can be allocated to the Class B Noteholders.

Stepdown Date — the earlier to occur of:
1. The May 2013 Quarterly Distribution Date
AND
2. The first date on which all the Class A Notes are no longer Outstanding
i. Has the Stepdown Date occurred?		No
-AND-
Trigger Event
1. Are the Class A Notes Outstanding?	Yes
( if Yes, then continue)
2. Does the Outstanding Amount of the Notes, after giving effect to distributions to be made on this Quarterly Distribution Date, exceed the Pool Balance plus amounts on deposit in the Reserve Fund at the end of the Collection Period?
Yes
OR
3. Have the Financed Eligible Loans not been sold pursuant to the Optional Purchase or Mandatory Auction provisions of the Indenture? (see “A & B” above)	N/A
ii. Is the Trigger Event in effect?		Yes
iii. Can a Principal Distribution Amount be allocated to the Class B Noteholders?		No

D. Class B Percentage
1. Prior to the Stepdown Date or on any Quarterly Distribution Date on which a Trigger Event is in effect, the Class B Percentage will be equal to zero;
OR
2. On and after the Stepdown Date and provided that no Trigger Event is in effect, the Class B Percentage will be equal to a fraction expressed as a percentage, the numerator of which is the aggregate Outstanding Amount of the Class B Notes and the denominator of which is the aggregate Outstanding Amount of all Notes:

i. Class B Percentage for this Quarterly Distribution Date		0.00%

XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
Class A-1 Notes	64032E AA5	0.01%	5.02500%
Class A-2 Notes	64032E AB3	0.05%	5.06500%
Class A-3 Notes	64032E AC1	0.07%	5.08500%
Class A-4 Notes	64032E AD9	0.11%	5.12500%
Class B-1 Notes	64032E AH0	0.15%	5.16500%
Class B-2 Notes	64032E AJ6	—	Auction Rate Notes

LIBOR Rate for Accrual Period	5.01500%
First Date in Accrual Period	11/26/2007
Last Date in Accrual Period	2/24/2008
Days in Accrual Period	91
XVI. Items to Note
The Principal Shortfall as of the 11/26/2007 Quarterly Distribution Date is $20,969,416.30.
The Carryover Servicing Fees that remain unpaid on this Quarterly Distribution Date are $54,098.48.
The next B-2 Auction Distribution Date is 12/04/2007.